Kevin S. Thompson
Vice President, Deputy General Counsel
Office of General Counsel
Phone:  608.231.8588
Fax:    608.238.2472
E-mail: kevin.thompson@cunamutual.com



                                         May 6, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  CUNA Mutual Life Variable Account (File No. 33-19718)

Dear Commissioners:

         I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus dated May 1, 2002 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

         If you have any questions regarding this certification, please call the undersigned at (608) 231-8588.

                                         Sincerely,



                                         Kevin S. Thompson
                                         Vice President, Deputy General Counsel